Alternative Health Products (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) yr	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($) mo
Alternative Health Products 1			51.00%
Alternative Health Products 2			$ 50,000
Alternative Health Products 3			75,000
Alternative Health Products 4			25,000
Alternative Health Products 5			$ 2,000
Alternative Health Products 6 | mo			12
Alternative Health Products 7			$ 2,000
Alternative Health Products 8 | mo			12
Alternative Health Products 9			$ 50,000
Alternative Health Products 10			$ 300,000
Alternative Health Products 11 | mo			8
Alternative Health Products 12			$ 100,000
Alternative Health Products 13			24.00%
Alternative Health Products 14			75.00%
Alternative Health Products 15			2.5
Alternative Health Products 16 | mo			12
Alternative Health Products 17			50.00%
Alternative Health Products 18			$ 48,039
Alternative Health Products 19			148
Alternative Health Products 20			$ 53,997
Alternative Health Products 21			$ 10,000
Alternative Health Products 22			35
Alternative Health Products 1		51.00%
Alternative Health Products 2		24.00%
Alternative Health Products 3		100.00%
Alternative Health Products 4		$ 70,000
Alternative Health Products 5		5.00%
Alternative Health Products 6		20
Alternative Health Products 7		$ 10,000
Alternative Health Products 8		35
Alternative Health Products 1	51.00%
Alternative Health Products 2	100.00%
Alternative Health Products 3	$ 70,000
Alternative Health Products 4	5.00%
Alternative Health Products 5	20
Alternative Health Products 6	20
Alternative Health Products 7	$ 0
Alternative Health Products 8	$ 10,000
Alternative Health Products 9	35
Alternative Health Products 12 | yr	20